EMPLOYEE-RELATED BENEFITS - Defined Contribution Plans (Details) - U.S.	12 Months Ended
Dec. 31, 2017 plan
Qualified Plans
Savings Plans
Number of plans	2
Percentage of employee contributions matched	100.00%
Qualified Plans | Maximum
Savings Plans
Maximum employer match, as a percentage of eligible earnings	6.00%
Qualified Defined Contribution Plan - Salaried and other non-union employees
Savings Plans
Number of plans	1
Qualified Defined Contribution Plan - Hourly union employees
Savings Plans
Number of plans	1
Non-qualified plan
Savings Plans
Number of plans	1
Percentage of employee contributions matched	100.00%
Non-qualified plan | Maximum
Savings Plans
Maximum employer match, as a percentage of eligible earnings	6.00%